Warranty (Tables)	12 Months Ended
Aug. 27, 2016
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
Changes in our product warranty liability during Fiscal 2016, Fiscal 2015, and Fiscal 2014 are as follows:

(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Balance at beginning of year	$11,254	$9,501	$8,443
Provision	16,503	12,892	10,947
Claims paid	(15,345)	(11,139)	(9,889)
Balance at end of year	$12,412	$11,254	$9,501